SUPPLEMENTARY CASH FLOW INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Supplementary Cash Flow Information [Abstract]
Waterberg	$ 293	$ 696